     As filed with the Securities and Exchange Commission on April 13, 2000.
                                                               File No. 33-73566
                                                                        811-6285

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
                                     ------
         Post-Effective Amendment No.  22                              [X]
                                     ------

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   56                                            [X]
                       ------

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                                  HARTFORD LIFE
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

    _____  immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__  on May 1, 2000 pursuant to paragraph (b) of Rule 485
    _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____  on _______, 2000 pursuant to paragraph (a)(1) of Rule 485
    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                    CROSS REFERENCE SHEET
                                   PURSUANT TO RULE 495(A)
                                   -----------------------


             N-4 ITEM NO.                                              PROSPECTUS HEADING
             ------------                                              ------------------
 1.    Cover Page                                             Cover Page

 2.    Definitions                                            Glossary of Special Terms

 3.    Synopsis or Highlights                                 Summary

 4.    Condensed Financial Information                        Statement of Additional Information

 5.    General Description of Registrant,                     The Contract; The Separate
       Depositor, and Portfolio Companies                     Account; The Fixed Account; Hartford
                                                              Life Insurance Company; The Funds;
                                                              General Matters

 6.    Deductions                                             Charges Under the Contract

 7.    General Description of                                 Operation of the Contract Accumulation
       Annuity Contracts                                      Period; Death Benefit; The Contract;
                                                              The Separate Account; General Matters

 8.    Annuity Period                                         Annuity Benefits

 9.    Death Benefit                                          Death Benefit

10.    Purchases and Contract Value                           Operation of the Contract/
                                                              Accumulation Period

11.    Redemptions                                            Operation of the Contract/
                                                              Accumulation Period

12.    Taxes                                                  Federal Tax Considerations

13.    Legal Proceedings                                      General Matters - Legal Proceedings

14.    Table of Contents of the Statement                     Table of Contents to Statement of
       of Additional Information                              Additional Information

15.    Cover Page                                             Part B; Statement of Additional Information

16.    Table of Contents                                      Table of Contents

17.    General Information and History                        None


18.    Services                                               None

19.    Purchase of Securities                                 Distribution of Contracts
       being Offered

20.    Underwriters                                           Distribution of Contracts

21.    Calculation of Performance Data                        Calculation of Yield and Return

22.    Annuity Payments                                       None

23.    Financial Statements                                   Financial Statements

24.    Financial Statements and                               Financial Statements and
       Exhibits                                               Exhibits

25.    Directors and Officers of the                          Directors and Officers of the
       Depositor                                              Depositor

26.    Persons Controlled by or Under                         Persons Controlled by or Under
       Common Control with the Depositor                      Common Control with the Depositor
       or Registrant                                          or Registrant

27.    Number of Contract Owners                              Number of Contract Owners

28.    Indemnification                                        Indemnification

29.    Principal Underwriters                                 Principal Underwriters

30.    Location of Accounts and Records                       Location of Accounts and Records

31.    Management Services                                    Management Services

32.    Undertakings                                           Undertakings

                                      PART A

PUTNAM HARTFORD CAPITAL MANAGER
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase
Series V of the Putnam Hartford Capital Manager variable annuity. Please read it carefully.

The Putnam Hartford Capital Manager variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------


At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust



- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust



- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust



- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust



- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust



- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust



- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust



- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust



- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust



- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust


You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 DEFINITIONS                                                               4
 ----------------------------------------------------------------------------
 FEE TABLE                                                                 6
 ----------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES                                            7
 ----------------------------------------------------------------------------
 ACCUMULATION UNIT VALUES                                                 10
 ----------------------------------------------------------------------------
 HIGHLIGHTS                                                               13
 ----------------------------------------------------------------------------
 GENERAL CONTRACT INFORMATION                                             14
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                        14
 ----------------------------------------------------------------------------
   The Separate Account                                                   14
 ----------------------------------------------------------------------------
   The Funds                                                              14
 ----------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION                                          16
 ----------------------------------------------------------------------------
 THE FIXED ACCUMULATION FEATURE                                           17
 ----------------------------------------------------------------------------
 THE CONTRACT                                                             18
 ----------------------------------------------------------------------------
   Purchases and Contract Value                                           18
 ----------------------------------------------------------------------------
   Charges and Fees                                                       20
 ----------------------------------------------------------------------------
   Death Benefit                                                          21
 ----------------------------------------------------------------------------
   Surrenders                                                             24
 ----------------------------------------------------------------------------
 ANNUITY PAYOUTS                                                          25
 ----------------------------------------------------------------------------
 OTHER PROGRAMS AVAILABLE                                                 27
 ----------------------------------------------------------------------------
 OTHER INFORMATION                                                        27
 ----------------------------------------------------------------------------
   Legal Matters and Experts                                              27
 ----------------------------------------------------------------------------
   More Information                                                       28
 ----------------------------------------------------------------------------
 FEDERAL TAX CONSIDERATIONS                                               28
 ----------------------------------------------------------------------------
   A. General                                                             28
 ----------------------------------------------------------------------------
   B. Taxation of Hartford and the Separate Account                       28
 ----------------------------------------------------------------------------
   C. Taxation of Annuities -- General Provisions Affecting Purchasers
      Other than Qualified Retirement Plans                               28
 ----------------------------------------------------------------------------
   D. Federal Income Tax Withholding                                      31
 ----------------------------------------------------------------------------
   E. General Provisions Affecting Tax-Qualified Retirement Plans         31
 ----------------------------------------------------------------------------
   F. Annuity Purchases By Nonresident Aliens and Foreign Corporations    31
 ----------------------------------------------------------------------------
   G. Generation-Skipping Transfers                                       31
 ----------------------------------------------------------------------------
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 32
 ----------------------------------------------------------------------------
 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       33
 ----------------------------------------------------------------------------
 APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                        36
 ----------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------
the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.


PAYEE: The person or party you designate to receive Annuity Payouts.


PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Fees                                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.40%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.55%
---------------------------------------------------------------------



1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



2)  Length of time from each Premium Payment.



3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                        (as a percentage of net assets)



                                                                                                    TOTAL FUND
                                                                                                     OPERATING
                                                                                     OTHER           EXPENSES
                                                              MANAGEMENT FEES      EXPENSES       (INCLUDING ANY
                                                              (INCLUDING ANY    (INCLUDING ANY    WAIVERS AND ANY
                                                                 WAIVERS)       REIMBURSEMENTS)   REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1) (2)                  0.41%             0.49%             0.90%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                 0.80%             0.33%             1.13%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                  0.68%             0.10%             0.78%
-----------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                         0.65%             0.18%             0.83%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                             0.65%             0.12%             0.77%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                       0.61%             0.12%             0.73%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%             0.04%             0.50%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (1)                            0.70%             0.20%             0.90%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                     0.70%             0.13%             0.83%
-----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.65%             0.07%             0.72%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                              0.60%             0.07%             0.67%
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.80%             0.22%             1.02%
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%             0.18%             0.98%
-----------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.08%             0.33%             1.41%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.63%             0.08%             0.71%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.41%             0.08%             0.49%
-----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.54%             0.05%             0.59%
-----------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%             0.10%             0.80%
-----------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                           0.53%             0.37%             0.90%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (2)                                        0.54%             0.31%             0.85%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)                                 0.53%             0.76%             1.29%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.65%             0.06%             0.71%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.65%             0.10%             0.75%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.53%             0.04%             0.57%
-----------------------------------------------------------------------------------------------------------------



(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.



(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:



                                                                       TOTAL ANNUAL
                                                            OTHER     FUND OPERATING
                                         MANAGEMENT FEES   EXPENSES      EXPENSES
    --------------------------------------------------------------------------------
    Putnam VT American Government
      Income Fund                             0.65%         0.49%          1.14%
    --------------------------------------------------------------------------------
    Putnam VT OTC & Emerging Growth
      Fund                                    0.70%         0.37%          1.07%
    --------------------------------------------------------------------------------
    Putnam VT Research Fund                   0.65%         0.31%          0.96%
    --------------------------------------------------------------------------------



(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED:


                               If you Surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period you     end of the applicable time period you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Putnam American Government
   Income                        $79      $ 123       N/A      N/A         $ 24      $74        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth      $82      $ 130     $ 179      $295        $ 26      $81      $ 138      $295
 ---------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income       $78      $ 120     $ 161      $260        $ 22      $70      $ 120      $259
 ---------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                     $79      $ 121     $ 164      $265        $ 23      $72      $ 123      $264
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                    $78      $ 119     $ 161      $259        $ 22      $70      $ 120      $258
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Growth            $78      $ 118     $ 159      $254        $ 22      $69      $ 118      $254
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income        $75      $ 111     $ 147      $230        $ 19      $61      $ 106      $229
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth Opportunities     $79      $ 123       N/A      N/A         $ 24      $74        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences          $79      $ 121     $ 164      $265        $ 23      $72      $ 123      $264
 ---------------------------------------------------------------------------------------------------------------
 Putnam High Yield               $78      $ 118     $ 158      $253        $ 22      $68      $ 117      $253
 ---------------------------------------------------------------------------------------------------------------
 Putnam Income                   $77      $ 116     $ 155      $248        $ 21      $67      $ 115      $247
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth     $81      $ 127     $ 174      $284        $ 25      $78      $ 133      $283
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                    $80      $ 126     $ 171      $280        $ 24      $76      $ 131      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                 $85      $ 138     $ 193      $323        $ 29      $89      $ 153      $322
 ---------------------------------------------------------------------------------------------------------------
 Putnam Investors                $77      $ 118     $ 158      $252        $ 22      $68      $ 117      $252
 ---------------------------------------------------------------------------------------------------------------
 Putnam Money Market             $75      $ 111     $ 146      $229        $ 19      $61      $ 105      $228
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities        $76      $ 114     $ 151      $240        $ 20      $64      $ 111      $239
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Value                $78      $ 120     $ 162      $262        $ 23      $71      $ 122      $261
 ---------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth    $79      $ 123     $ 167      $272        $ 24      $74      $ 127      $271
 ---------------------------------------------------------------------------------------------------------------
 Putnam Research                 $79      $ 122     $ 165      $267        $ 23      $72      $ 124      $266
 ---------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value          $83      $ 135     $ 187      $311        $ 28      $86      $ 147      $310
 ---------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                        $77      $ 118     $ 158      $252        $ 22      $68      $ 117      $252
 ---------------------------------------------------------------------------------------------------------------
 Putnam Vista                    $78      $ 119     $ 160      $257        $ 22      $69      $ 119      $256
 ---------------------------------------------------------------------------------------------------------------
 Putnam Voyager                  $76      $ 113     $ 150      $238        $ 20      $64      $ 110      $237
 ---------------------------------------------------------------------------------------------------------------

                                If you do not Surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Putnam American Government
   Income                         $24     $74       N/A      N/A
 -----------------------------
 Putnam Asia Pacific Growth       $27     $82      $139     $295
 -----------------------------
 Putnam Diversified Income        $23     $71      $121     $260
 -----------------------------
 Putnam The George Putnam Fund
   of Boston                      $23     $72      $124     $265
 -----------------------------
 Putnam Global Asset
   Allocation                     $23     $70      $121     $259
 -----------------------------
 Putnam Global Growth             $22     $69      $119     $254
 -----------------------------
 Putnam Growth and Income         $20     $62      $107     $230
 -----------------------------
 Putnam Growth Opportunities      $24     $74       N/A      N/A
 -----------------------------
 Putnam Health Sciences           $23     $72      $124     $265
 -----------------------------
 Putnam High Yield                $22     $69      $118     $253
 -----------------------------
 Putnam Income                    $22     $67      $115     $248
 -----------------------------
 Putnam International Growth      $25     $78      $134     $284
 -----------------------------
 Putnam International Growth
   and Income                     $25     $77      $131     $280
 -----------------------------
 Putnam International New
   Opportunities                  $29     $90      $153     $323
 -----------------------------
 Putnam Investors                 $22     $69      $118     $252
 -----------------------------
 Putnam Money Market              $20     $62      $106     $229
 -----------------------------
 Putnam New Opportunities         $21     $65      $111     $240
 -----------------------------
 Putnam New Value                 $23     $71      $122     $262
 -----------------------------
 Putnam OTC & Emerging Growth     $24     $74      $127     $272
 -----------------------------
 Putnam Research                  $24     $73      $125     $267
 -----------------------------
 Putnam Small Cap Value           $28     $86      $147     $311
 -----------------------------
 Putnam Utilities Growth and
   Income                         $22     $69      $118     $252
 -----------------------------
 Putnam Vista                     $23     $70      $120     $257
 -----------------------------
 Putnam Voyager                   $21     $64      $110     $238
 ----------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED:


                               If you Surrender your Contract at the     If you annuitize your Contract at the
                               end of the applicable time period you     end of the applicable time period you
                               would pay the following expenses on       would pay the following expenses on
                               a $1,000 investment, assuming a 5%        a $1,000 investment, assuming a 5%
                               annual return on assets:                  annual return on assets:
 SUB-ACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
 ---------------------------------------------------------------------------------------------------------------
 Putnam American Government
   Income                        $81      $ 128       N/A      N/A         $ 25      $78        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Asia Pacific Growth      $83      $ 134     $ 187      $310        $ 27      $85      $ 146      $309
 ---------------------------------------------------------------------------------------------------------------
 Putnam Diversified Income       $80      $ 124     $ 169      $275        $ 24      $75      $ 128      $274
 ---------------------------------------------------------------------------------------------------------------
 Putnam The George Putnam Fund
   of Boston                     $80      $ 126     $ 171      $280        $ 24      $76      $ 131      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Asset
   Allocation                    $80      $ 124     $ 168      $274        $ 24      $74      $ 128      $273
 ---------------------------------------------------------------------------------------------------------------
 Putnam Global Growth            $79      $ 123     $ 166      $270        $ 23      $73      $ 126      $269
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth and Income        $77      $ 116     $ 154      $246        $ 21      $66      $ 114      $245
 ---------------------------------------------------------------------------------------------------------------
 Putnam Growth Opportunities     $81      $ 128       N/A      N/A         $ 25      $78        N/A      N/A
 ---------------------------------------------------------------------------------------------------------------
 Putnam Health Sciences          $80      $ 126     $ 171      $280        $ 24      $76      $ 131      $279
 ---------------------------------------------------------------------------------------------------------------
 Putnam High Yield               $79      $ 122     $ 166      $269        $ 23      $73      $ 125      $268
 ---------------------------------------------------------------------------------------------------------------
 Putnam Income                   $79      $ 121     $ 163      $264        $ 23      $71      $ 123      $263
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth     $82      $ 131     $ 181      $299        $ 26      $82      $ 140      $299
 ---------------------------------------------------------------------------------------------------------------
 Putnam International Growth
   and Income                    $82      $ 130     $ 179      $295        $ 26      $81      $ 138      $295
 ---------------------------------------------------------------------------------------------------------------
 Putnam International New
   Opportunities                 $86      $ 143     $ 201      $337        $ 30      $94      $ 160      $337
 ---------------------------------------------------------------------------------------------------------------
 Putnam Investors                $79      $ 122     $ 165      $268        $ 23      $73      $ 125      $267
 ---------------------------------------------------------------------------------------------------------------
 Putnam Money Market             $77      $ 115     $ 154      $245        $ 21      $66      $ 113      $244
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Opportunities        $78      $ 118     $ 159      $255        $ 22      $69      $ 118      $255
 ---------------------------------------------------------------------------------------------------------------
 Putnam New Value                $80      $ 125     $ 170      $277        $ 24      $75      $ 129      $276
 ---------------------------------------------------------------------------------------------------------------
 Putnam OTC & Emerging Growth    $81      $ 128     $ 175      $287        $ 25      $78      $ 134      $287
 ---------------------------------------------------------------------------------------------------------------
 Putnam Research                 $80      $ 126     $ 172      $282        $ 25      $77      $ 132      $281
 ---------------------------------------------------------------------------------------------------------------
 Putnam Small Cap Value          $85      $ 139     $ 195      $326        $ 29      $90      $ 154      $325
 ---------------------------------------------------------------------------------------------------------------
 Putnam Utilities Growth and
   Income                        $79      $ 122     $ 165      $268        $ 23      $73      $ 125      $267
 ---------------------------------------------------------------------------------------------------------------
 Putnam Vista                    $79      $ 123     $ 167      $272        $ 24      $74      $ 127      $271
 ---------------------------------------------------------------------------------------------------------------
 Putnam Voyager                  $78      $ 118     $ 158      $253        $ 22      $68      $ 117      $253
 ---------------------------------------------------------------------------------------------------------------

                                If you do not Surrender your
                                Contract, you would pay the
                                following expenses on a $1,000
                                investment, assuming a 5% annual
                                return on assets:
 SUB-ACCOUNT                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------
 Putnam American Government
   Income                         $26     $79       N/A      N/A
 -----------------------------
 Putnam Asia Pacific Growth       $28     $86      $147     $310
 -----------------------------
 Putnam Diversified Income        $24     $75      $129     $275
 -----------------------------
 Putnam The George Putnam Fund
   of Boston                      $25     $77      $131     $280
 -----------------------------
 Putnam Global Asset
   Allocation                     $24     $75      $128     $274
 -----------------------------
 Putnam Global Growth             $24     $74      $126     $270
 -----------------------------
 Putnam Growth and Income         $22     $67      $114     $246
 -----------------------------
 Putnam Growth Opportunities      $26     $79       N/A      N/A
 -----------------------------
 Putnam Health Sciences           $25     $77      $131     $280
 -----------------------------
 Putnam High Yield                $24     $74      $126     $269
 -----------------------------
 Putnam Income                    $23     $72      $123     $264
 -----------------------------
 Putnam International Growth      $27     $83      $141     $299
 -----------------------------
 Putnam International Growth
   and Income                     $27     $82      $139     $295
 -----------------------------
 Putnam International New
   Opportunities                  $31     $95      $161     $337
 -----------------------------
 Putnam Investors                 $24     $73      $125     $268
 -----------------------------
 Putnam Money Market              $22     $66      $114     $245
 -----------------------------
 Putnam New Opportunities         $23     $70      $119     $255
 -----------------------------
 Putnam New Value                 $25     $76      $130     $277
 -----------------------------
 Putnam OTC & Emerging Growth     $26     $79      $135     $287
 -----------------------------
 Putnam Research                  $25     $78      $132     $282
 -----------------------------
 Putnam Small Cap Value           $30     $91      $155     $326
 -----------------------------
 Putnam Utilities Growth and
   Income                         $24     $73      $125     $268
 -----------------------------
 Putnam Vista                     $24     $74      $127     $272
 -----------------------------
 Putnam Voyager                   $22     $69      $118     $253
 ---------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)


The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. No information is shown for Putnam American Government Income Fund and Putnam Growth Opportunitites Fund because, as of December 31, 1999 the Sub-Accounts had not yet commenced operations.



                                                                    YEAR ENDED DECEMBER 31,
                                1999     1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at
 beginning of period           $ 8.552  $ 9.176  $10.903  $10.135  $10.000       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $17.505  $ 8.552  $ 9.176  $10.903  $10.135       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  5,434    3,614    4,108    4,437    1,040       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date
 September 15, 1993)
Accumulation Unit Value at
 beginning of period           $12.489  $12.841  $12.127  $11.302  $ 9.622  $10.188  $10.000       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $12.532  $12.489  $12.841  $12.127  $11.302  $ 9.622  $10.188       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 25,272   27,362   24,442   20,955   14,967   13,403    4,428       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
THE GEORGE PUTNAM SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period           $21.492  $10.000       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $10.063  $21.492       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 12,226    4,571       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET
 ALLOCATION SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $30.256  $27.026  $22.902  $20.087  $16.355  $16.988  $14.665  $13.992  $11.922  $12.068  $10.545
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $33.370  $30.256  $27.026  $22.902  $20.087  $16.355  $16.988  $14.665  $13.992  $11.922  $12.068
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 13,933   16,196   17,958   17,521   16,019   16,507   12,914    8,580    5,829    4,300    3,923
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at
 beginning of period           $24.940  $19.497  $17.294  $14.963  $13.119  $13.432  $10.289  $10.472  $ 9.233  $10.000       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $40.580  $24.940  $19.497  $17.294  $14.963  $13.119  $13.432  $10.289  $10.472  $ 9.233       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 31,887   34,221   36,912   36,757   29,701   30,285   17,711    7,638    3,800    1,405       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $45.567  $40.036  $32.703  $27.201  $20.178  $20.390  $18.096  $16.720  $14.243  $14.166  $11.848
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $45.646  $45.567  $40.036  $32.703  $27.201  $20.178  $20.390  $18.096  $16.720  $14.243  $14.166
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Units
 outstanding at end of period
 (in thousands)                101,229  108,466  108,147   96,383   76,865   67,016   53,464   32,856   19,420   10,888    7,037
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period           $10.849  $10.000       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $10.277  $10.849       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  8,510    4,962       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


                                                                    YEAR ENDED DECEMBER 31,
                                1999     1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $23.742  $25.575  $22.682  $20.390  $17.476  $17.890  $15.173  $12.923  $ 9.055  $10.200  $10.624
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $24.799  $23.742  $25.575  $22.682  $20.390  $17.476  $17.890  $15.173  $12.932  $ 9.055  $10.200
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 16,729   18,670   17,697   16,479   13,646   11,462   11,174    7,076    3,296    2,072    2,680
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $21.305  $19.959  $18.631  $18.448  $15.533  $16.277  $14.833  $13.994  $12.100  $11.414  $10.150
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $20.574  $21.305  $19.959  $18.631  $18.448  $15.533  $16.277  $14.833  $13.994  $12.100  $11.414
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 26,918   29,232   26,461   29,395   30,489   33,516   37,806   27,611   16,368    8,107    5,399
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $13.403  $11.451  $10.000       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $21.164  $13.403  $11.451       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 10,901    8,642    4,787       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 AND INCOME SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $12.922  $11.776  $10.000       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $15.876  $12.922  $11.776       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  9,695    9,450    7,320       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $11.226  $ 9.850  $10.000       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $22.468  $11.226  $ 9.850       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  6,013    4,790    4,026       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period           $11.432  $10.000       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $14.669  $11.432       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 26,923    9,336       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 1.538  $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277  $ 1.250  $ 1.197  $ 1.124  $ 1.045
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 1.591  $ 1.538  $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277  $ 1.250  $ 1.197  $ 1.124
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                232,287  194,641  136,311  140,033  107,934  144,950   68,677   80,182   62,638   64,849   21,986
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at
 beginning of period           $24.805  $20.223  $16.635  $15.312  $10.718  $10.000       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $41.424  $24.805  $20.223  $16.635  $15.312  $10.718       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 45,291   44,315   42,525   38,289   15,860    3,681       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                    YEAR ENDED DECEMBER 31,
                                1999     1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $12.151  $11.597  $10.000       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $12.014  $12,151  $11.597       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  8,045    8,158    6,466       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period           $ 9.980  $10.000       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $22.292  $ 9.980       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  3,871      922       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date October 1,
 1998)
Accumulation Unit Value at
 beginning of period           $12.497  $10.000       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $15.712  $12.497       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  3,376      522       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period           $10.000       --       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $10.251       --       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    390       --       --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at
 beginning of period           $22.826  $20.143  $16.072  $14.075  $10.889  $11.876  $10.618  $10.000       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $22.360  $22.826  $20.143  $16.072  $14.075  $10.889  $11.876  $10.618       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 21,802   23,490   22,198   23,096   22,892   23,090   26,176    5,956       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $14.316  $12.151  $10.000       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $21.587  $14.316  $12.151       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  9,972    8,596    5,662       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $55.426  $45.197  $36.228  $32.520  $23.445  $23.530  $20.102  $18.472  $12.822  $13.272  $10.170
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $86.479  $55.426  $45.197  $26.228  $32.520  $23.445  $23.530  $20.102  $18.472  $12.822  $13.272
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 46,130   47,034   47,284   45,912   36,379   29,315   21,915   14,667    8,419    3,714    2,968
--------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?


You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Annuity.



The percentage used to calculate the Contingent Deferred Sales Charge is equal to:



NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------


You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Annuity for more than seven years.

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay three other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative fee of .15% of the Contract Values held in the Separate
Account.


The third type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.

x You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

x You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us and will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If you elect the Optional Death Benefit Rider at an additional charge, the Death Benefit will be the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value or your Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your Annuity. The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier, is equal to:

- Your Contract Value on the date the Optional Death Benefit Rider is added;

- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

- Compounded daily at an annual rate of 5.0%.

The Optional Death Benefit Rider may not be available if the Contract owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington or New York.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Joint and Last Survivor Life Annuity and Payments For a Designated Period. We may make other Annuity Payout Options available at any time.



You must begin to take payouts by the Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under Life Annuity with 120 Monthly Payments Certain.


GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS


                        EFFECTIVE
                         DATE OF
RATING AGENCY            RATING        RATING          BASIS OF RATING
-----------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.           1/1/99          A+      Financial performance
-----------------------------------------------------------------------------
 Standard & Poor's       8/1/99         AA       Insurer financial strength
-----------------------------------------------------------------------------
 Duff & Phelps           7/1/99         AA+      Claims paying ability
-----------------------------------------------------------------------------


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.


THE FUNDS



The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

whose principal businesses are international insurance brokerage and employee benefit consulting.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.



PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract Owners. Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.


We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.


THE PUTNAM MONEY MARKET FUND SUB-ACCOUNT may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------
relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.


The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.


We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.


You may only have one DCA program in place at one time. The Fixed Accumulation Feature and Dollar Cost Averaging Plus Program are not available in Oregon.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued . You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charge, such as any Optional Death Benefit Rider Charge, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.


FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.



TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:



- By calling us at (800) 521-0538



- Electronically, when available, by the Internet through our website at http://www.putnaminv.com



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange.



Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

There are 6 charges and fees associated with the Contract and The Optional Death Benefit Rider Charge:

1.  THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.


We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.



The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                               CONTINGENT
NUMBER OF YEARS FROM           DEFERRED SALES
  PREMIUM PAYMENT               CHARGE
-----------------------------------------------
         1                            6%
-----------------------------------------------
         2                            6%
-----------------------------------------------
         3                            5%
-----------------------------------------------
         4                            5%
-----------------------------------------------
         5                            4%
-----------------------------------------------
         6                            3%
-----------------------------------------------
         7                            2%
-----------------------------------------------
     8 or more                        0%
-----------------------------------------------


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:


ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.


UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. For Contracts purchased on or after September 29, 1997, we will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or
  (c) facility certified as a hospital or long-term care facility; or
  (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period


SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

than seven years are subject to a Contingent Deferred Sales Charge.


2.  MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.  ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

5.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

6.  CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT RIDER CHARGE: If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit Rider for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit Rider, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value

- The Interest Accumulation Value on the date the Optional Death Benefit Rider is added to your contract.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

- Your Contract Value on the date the Optional Death Benefit Rider is added;

- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

- Compounded daily at an annual rate of 5.0%.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider minus any proportional adjustments for any Surrenders from that date.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington and New York.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------


WHAT SHOULD THE BENEFICIARY CONSIDER?



ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This is available only once for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract. Partial Surrenders before the Annuity Commencement Date. You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Designated Period Annuity Payout Option, but check with your tax advisor because there could be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.


ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the 15th day of the month of the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.



LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.



LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.



JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


PAYMENTS FOR A DESIGNATED PERIOD -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin

26                                               HARTFORD LIFE INSURANCE COMPANY
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  on the Annuity Commencement Date under the Life Annuity with 120 Monthly
  Payments Certain.


- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.


3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payout will be based upon a 5% Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may
transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.
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HARTFORD LIFE INSURANCE COMPANY                                               27
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OTHER PROGRAMS AVAILABLE

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor-ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.
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28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 521-0538


FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

HARTFORD LIFE INSURANCE COMPANY                                               29
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    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
        the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements


If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

HARTFORD LIFE INSURANCE COMPANY                                               31
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 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.


Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.



D.  FEDERAL INCOME TAX WITHHOLDING



Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.


E.  GENERAL PROVISIONS AFFECTING TAX-QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.


G.  GENERATION-SKIPPING TRANSFERS



Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 SECTION
 ------------------------------------------------------------------------------
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
 ------------------------------------------------------------------------------
 SAFEKEEPING OF ASSETS
 ------------------------------------------------------------------------------
 INDEPENDENT PUBLIC ACCOUNTANTS
 ------------------------------------------------------------------------------
 DISTRIBUTION OF CONTRACTS
 ------------------------------------------------------------------------------
 CALCULATION OF YIELD AND RETURN
 ------------------------------------------------------------------------------
 PERFORMANCE COMPARISONS
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.


Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and, in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.


In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING Withholding In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES



EXAMPLE 1


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value



EXAMPLE 2


Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.



$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value



If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.



$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value


--------------------------------------------------------------------------------

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The variable annuity contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:


a. attained age 59 1/2,

b. separated from service,

c. died, or

d. become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.


Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.


Please complete the following and return to:


    Hartford Life Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:


    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


Date of Prospectus:  May 1, 2000

Date of Statement of Additional Information:  May 1, 2000




33-73566

                               TABLE OF CONTENTS

SECTION

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY............................

SAFEKEEPING OF ASSETS.....................................................

INDEPENDENT PUBLIC ACCOUNTANTS............................................

DISTRIBUTION OF CONTRACTS.................................................

CALCULATION OF YIELD AND RETURN...........................................

PERFORMANCE COMPARISONS...................................................

FINANCIAL STATEMENTS......................................................

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

--------------------------------------------------------------------------------------------------
       Rating Agency                   Effective         Rating          Basis of Rating
                                     Date of Rating
--------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.              1/1/99            A+        Financial performance
--------------------------------------------------------------------------------------------------
Standard & Poor's                        8/1/99            AA        Insurer financial strength
--------------------------------------------------------------------------------------------------
Duff & Phelps                            7/1/99            AA+       Claims paying ability
--------------------------------------------------------------------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $76,623,142; 1998: $46,531,128; and 1997: $66,116,496. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 1999.

------------------------------------------------------------------------------------
SUB-ACCOUNT                         YIELD                EFFECTIVE YIELD
------------------------------------------------------------------------------------
Putnam Money Market                 4.09%                     4.17%
------------------------------------------------------------------------------------


YIELDS OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

Current Yield Formula for the Sub-Account
2[((A-B)/(CD) + 1) TO THE POWER OF 6 -1]

Where          A = Dividends and interest earned during the period.

               B = Expenses accrued for the period (net of reimbursements).

               C = The average daily number of units outstanding during the period that were entitled to receive dividends.

               D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999.

--------------------------------------------------------------------------------
SUB-ACCOUNT                                                     YIELD
--------------------------------------------------------------------------------
Putnam American Government Income                                N/A
--------------------------------------------------------------------------------
Putnam Growth and Income                                         .24%
--------------------------------------------------------------------------------
Putnam Global Asset Allocation                                  0.73%
--------------------------------------------------------------------------------
Putnam High Yield                                               9.44%
--------------------------------------------------------------------------------
Putnam Utilities Growth and Income                              1.92%
--------------------------------------------------------------------------------
Putnam Income                                                   5.67%
--------------------------------------------------------------------------------
Putnam Diversified Income                                       7.27%
--------------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and the $30.00 Annual Maintenance Fee (if applicable) and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized annualized total return quotations for the Sub-Accounts.

    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------
                                   SEPARATE                                                  SINCE INCEPTION
SUB-ACCOUNT                         ACCOUNT       1 YEAR         5 YEAR         10 YEAR        OF SEPARATE
                                   INCEPTION                                                     ACCOUNT
                                     DATE
--------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth          5/1/95        95.69%          N/A             N/A             8.62%
--------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Fund      9/15/93       -8.65%         2.09%            N/A            -0.12%
--------------------------------------------------------------------------------------------------------------
The George Putnam Fund              5/1/98        -10.75%         N/A             N/A            -11.16%
--------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation      2/1/88         1.30%         12.59%          8.34%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam Global Growth                5/1/90        53.71%         22.52%           N/A            12.97%
--------------------------------------------------------------------------------------------------------------
Putnam Growth and Income            2/1/88        -8.83%         15.28%         10.22%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam Health Sciences              5/1/98        -14.27%         N/A             N/A            -5.75%
--------------------------------------------------------------------------------------------------------------
Putnam High Yield                   2/1/88        -4.55%         4.04%           7.17%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam Income                       2/1/88        -12.43%        2.44%           3.65%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam International Growth         1/2/97        48.91%          N/A             N/A            24.63%
--------------------------------------------------------------------------------------------------------------
Putnam International Growth and     1/2/97        13.86%          N/A             N/A            12.70%
Income
--------------------------------------------------------------------------------------------------------------
Putnam International New            1/2/97        91.14%          N/A             N/A            26.85%
Opportunities
--------------------------------------------------------------------------------------------------------------
Putnam Investors                    5/1/98        19.32%          N/A             N/A            19.20%
--------------------------------------------------------------------------------------------------------------
Putnam Money Market                 2/1/88        -5.59%         -0.02%          0.64%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam New Opportunities            5/2/94        58.00%         28.67%           N/A            26.12%
--------------------------------------------------------------------------------------------------------------
Putnam New Value                    1/2/97        -10.13%         N/A             N/A             1.99%
--------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth        5/1/98        114.38%         N/A             N/A            55.09%
--------------------------------------------------------------------------------------------------------------
Putnam Research                     10/1/98       16.73%          N/A             N/A            34.29%
--------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value              5/3/99          N/A           N/A             N/A            -6.39%
--------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and         5/1/92        -11.04%        12.86%           N/A             8.57%
Income Bond
--------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                   1/2/97        41.79%          N/A             N/A            25.63%
--------------------------------------------------------------------------------------------------------------
Putnam Voyager                      2/1/88        47.02%         27.45%         18.67%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam American Government            N/A           N/A           N/A             N/A              N/A
Income
--------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities           N/A           N/A           N/A             N/A              N/A
--------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized average annualized total return quotations for the Sub-Accounts.

  NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
             THE SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------
                                     FUND                                                    SINCE INCEPTION
SUB-ACCOUNT                        INCEPTION      1 YEAR         5 YEAR         10 YEAR          OF FUND
                                     DATE
--------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth          5/1/95        104.69%         N/A             N/A            12.73%
--------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Fund      9/15/93        0.35%         5.43%            N/A             3.65%
--------------------------------------------------------------------------------------------------------------
The George Putnam Fund              5/1/98        -1.75%          N/A             N/A             0.38%
--------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation      2/1/88        10.30%         15.36%         10.71%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam Global Growth                5/1/90        62.71%         25.34%           N/A            15.58%
--------------------------------------------------------------------------------------------------------------
Putnam Growth and Income            2/1/88         0.17%         17.74%         12.41%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam Health Sciences              5/1/98        -5.27%          N/A             N/A             1.65%
--------------------------------------------------------------------------------------------------------------
Putnam High Yield                   2/1/88         4.45%         7.25%           9.29%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam Income                       2./1/88       -3.43%         5.78%           6.07%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam International Growth         1/2/97        57.91%          N/A             N/A            28.45%
--------------------------------------------------------------------------------------------------------------
Putnam International Growth and     1/2/97        22.86%          N/A             N/A            16.69%
Income
--------------------------------------------------------------------------------------------------------------
Putnam International New            1/2/97        100.14%         N/A             N/A            31.04%
Opportunities
--------------------------------------------------------------------------------------------------------------
Putnam Investors                    5/1/98        28.32%          N/A             N/A            25.82%
--------------------------------------------------------------------------------------------------------------
Putnam Money Market                 2/1/88         3.41%         3.72%           3.53%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam New Opportunities            5/2/94        67.00%         31.05%           N/A            28.50%
--------------------------------------------------------------------------------------------------------------
Putnam New Value                    1/2/97        -1.13%          N/A             N/A             6.32%
--------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth        5/1/98        123.38%         N/A             N/A            61.68%
--------------------------------------------------------------------------------------------------------------
Putnam Research                     10/1/98       25.73%          N/A             N/A            43.57%
--------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value              5/3/99          N/A           N/A             N/A             2.61%
--------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and         5/1/92        -2.04%         15.48%           N/A            11.06%
Income Bond
--------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                   1/2/97        50.79%          N/A             N/A            29.30%
--------------------------------------------------------------------------------------------------------------
Putnam Voyager                      2/1/88        56.02%         29.83%         20.61%             N/A
--------------------------------------------------------------------------------------------------------------
Putnam American                       N/A           N/A           N/A             N/A              N/A

--------------------------------------------------------------------------------------------------------------
Government Income
--------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities           N/A           N/A           N/A             N/A              N/A
--------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.


                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which a Fund may invest. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which a Fund may customarily invest. The index does not include bonds in certain of the lower rating classifications in which a Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. Putnam VT Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, Small Cap Value, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.


                                                        ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 11, 2000

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                     Asia Pacific  Diversified    The             Global Asset  Global        Growth
                                      Growth        Income         George Putnam   Allocation    Growth        and Income
                                      Sub-Account   Sub-Account    Fund of Boston  Sub-Account   Sub-Account   Sub-Account
ASSETS                                                             Sub-Account
 Investments:
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT ASIA PACIFIC GROWTH FUND
  CLASS IA
  Shares 5,513,205
  Cost $59,189,358
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                    $ 95,323,313   $        --      $      --       $    --       $     --       $     --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 781
  Cost $6,611
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                          13,469            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT DIVERSIFIED INCOME FUND
  CLASS IA
  Shares 32,031,155
  Cost $336,084,881
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                    318,069,364            --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 64,456
  Cost $639,341
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                        638,755            --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  CLASS IA
  Shares 12,435,865
  Cost $127,680,901
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     124,109,933           --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 124,895
  Cost $1,308,874
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --       1,246,453           --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  CLASS IA
  Shares 23,791,096
  Cost $313,417,187
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --        466,543,396        --             --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 2,300
  Cost $42,505
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --             45,087        --             --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GLOBAL GROWTH FUND
  CLASS IA
  Shares 42,629,091
  Cost $583,220,335
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --        1,299,760,975       --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 17,898
  Cost $375,540
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --              544,265       --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT GROWTH AND INCOME FUND
  CLASS IA
  Shares 172,946,889
  Cost $3,422,223,189
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --        4,634,976,622
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 156,234
  Cost $4,380,451
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value                              --             --             --            --             --            4,179,250
-----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
   Company                              550,602            --          54,424           --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold             1         35,009            --        202,603        283,128           3,397,360
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                        95,887,385    318,743,128    125,410,810   466,791,086  1,300,588,368       4,642,553,232
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance Company     --          34,267            --        202,645        286,456           3,401,036
-----------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased      550,671            --          54,423           --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                      550,671         34,267         54,423       202,645        286,456           3,401,036
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)              $95,336,714   $318,708,861   $125,356,387  $466,588,441 $1,300,301,912      $4,639,152,196
-----------------------------------------------------------------------------------------------------------------------------------



  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31,1999                      Health        High Yield     Income        International  International International
                                      Sciences      Sub-Account    Sub-Account   Growth         Growth        New
                                      Sub-Account                                Sub-Account    and Income    Opportunities
ASSETS                                                                                          Sub-Account   Sub-Account
 Investments:
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT HEALTH SCIENCES FUND
  CLASS IA
  Shares 8,384,020
  Cost $84,615,107
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                    $ 88,032,206    $       --     $       --      $     --      $      --     $      --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 61,609
  Cost $629,208
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                         646,276            --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT HIGH YIELD FUND
  CLASS IA
  Shares 37,553,470
  Cost $436,968,916
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     416,467,977            --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 76,569
  Cost $844,304
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --         848,388            --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INCOME FUND
  CLASS IA
  Shares 44,365,456
  Cost $535,376,114
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     555,455,508           --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 63,071
  Cost $831,646
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --         789,017           --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL GROWTH FUND
  CLASS IA
  Shares 10,713,963
  Cost $138,244,320
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --       231,957,291         --            --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 44,021
  Cost $667,387
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --           951,734         --            --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  CLASS IA
  Shares 10,111,059
  Cost $118,602,964
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --       154,193,655         --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 22,454
  Cost $310,576
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --           341,743         --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  CLASS IA
  Shares 5,803,673
  Cost $70,594,328
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --      135,283,626
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 6,154
  Cost $92,605
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value                              --             --             --            --             --          143,255
-----------------------------------------------------------------------------------------------------------------------------------
  Due from Hartford Life
   Insurance Company                     26,050            --             --      1,459,403        137,975         507,187
-----------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold           --         121,437        699,457           --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                        88,704,532    417,437,802    556,943,982   234,368,428    154,673,373     135,934,068
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance Company     --         132,913        699,430           --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased       26,042            --             --      1,459,349        138,020         507,231
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                       26,042        132,913        699,430     1,459,349        138,020         507,231
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)              $88,678,490   $417,304,889   $556,244,552  $232,909,079   $154,535,353    $135,426,837
-----------------------------------------------------------------------------------------------------------------------------------



 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31,1999                     Investors      Money        New              New            OTC &           Research
                                     Sub-Account    Market       Opportunities    Value          Emerging Growth Sub-Account
                                                    Sub-Account  Sub-Account      Sub-Account    Sub-Account
ASSETS
 Investments:
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT INVESTORS FUND
  CLASS IA
  Shares 26,291,623
  Cost $307,190,189
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                   $ 398,581,000    $       --    $        --     $      --      $      --        $   --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 153,763
  Cost $1,916,043
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       2,326,437            --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT MONEY MARKET FUND
  CLASS IA
  Shares 370,345,923
  Cost $370,345,923
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --     370,345,923            --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 1,237,656
  Cost $1,237,656
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --       1,237,656            --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT NEW OPPORTUNITIES FUND
  CLASS IA
  Shares 43,193,762
  Cost $714,212,532
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --     1,880,656,412         --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 27,898
  Cost $786,511
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --         1,211,894         --                           --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT NEW VALUE FUND
  CLASS IA
  Shares 8,170,881
  Cost $91,624,199
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --      96,906,649           --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 12,609
  Cost $158,902
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --         149,417           --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT OTC & EMERGING GROWTH FUND
  CLASS IA
  Shares 3,805,594
  Cost $52,505,782
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --       86,729,477          --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 14,609
  Cost $180,644
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --          332,506          --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM RESEARCH FUND
  CLASS IA
  Shares 3,663,178
  Cost $46,386,766
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --            --             --     53,775,451
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 13,533
  Cost $171,087
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value                              --             --             --            --             --        198,522
-----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
   Company                              923,923            --         643,563           --          707,695      355,171
-----------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold           --       3,862,121            --          6,157            --            --
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                       401,831,360    375,445,700  1,882,511,869    97,062,223      87,769,678   54,329,144
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance Company     --       3,837,369            --          6,152            --            --
-----------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased      923,971            --         643,827           --          707,129      355,165
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                      923,971      3,837,369        643,827         6,152         707,129      355,165
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)             $400,907,389   $371,608,331 $1,881,868,042   $97,056,071     $87,062,549  $53,973,979
-----------------------------------------------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31,1999                       Small Cap    Utilities      Vista        Voyager
                                       Value        Growth         Sub-Account  Sub-Account
                                       Sub-Account  and Income
ASSETS                                              Sub-Account
 Investments:
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT SMALL CAP VALUE FUND
  CLASS IA
  Shares 407,224
  Cost $4,124,523
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                     $ 4,198,483      $     --      $      --    $       --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 1,756
  Cost $17,589
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                          18,087            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  CLASS IA
  Shares 28,808,111
  Cost $346,094,845
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --        488,873,639         --            --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 27,922
  Cost $480,116
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --            473,276         --            --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT VISTA FUND
  CLASS IA
  Shares 10,453,503
  Cost $134,634,492
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --       216,178,445         --
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 48,653
  Cost $793,752
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --         1,004,690         --
-----------------------------------------------------------------------------------------------------------------------------------
  PUTNAM VT VOYAGER FUND
  CLASS IA
  Shares 60,462,031
  Cost $1,520,071,189
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value:                             --             --             --     4,005,609,540
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS IB
  Shares 38,217
  Cost $1,811,518
-----------------------------------------------------------------------------------------------------------------------------------
  Market Value                              --             --             --         2,526,497
-----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life
  Insurance Company                      32,907            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
 Receivable from fund shares sold           --         259,106        1,507,451        860,813
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                         4,249,477    489,606,021      218,690,586  4,008,996,850
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Due to Hartford Life Insurance Company     --         255,820        1,507,450        864,210
-----------------------------------------------------------------------------------------------------------------------------------
 Payable for fund shares purchased       32,911            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                       32,911        255,820        1,507,450        864,210
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)               $4,216,566   $489,350,201     $217,183,136 $4,008,132,640
-----------------------------------------------------------------------------------------------------------------------------------



 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                          Units            Unit             Contract
                                                                           Owned by         Price            Liability
                                                                           Participants
Deferred annuity contracts in the accumulation period:
 ...................................................................................................................................
  Asia Pacific Growth Fund Class IA .40%                                       988          $18.341475    $         18,130
  Asia Pacific Growth Fund Class IA                                      5,434,467           17.505073          95,130,747
  Asia Pacific Growth Fund Class IA-ODBO                                     4,811           17.487776              84,126
  Asia Pacific Growth Fund Class IB                                            626           21.510869              13,469
  Diversified Income Fund Class IA .40%                                      1,060           13.609060              14,425
  Diversified Income Fund Class IA                                      25,271,829           12.532208         316,711,820
  Diversified Income Fund Class IA-ODBO                                     46,727           12.519748             585,005
  Diversified Income Fund Class IB                                          67,194            9.506090             638,753
  George Putnam Fund of Boston Class IA .40%                                 2,873           10.232444              29,396
  George Putnam Fund of Boston Class IA                                 12,225,758           10.063218         123,030,468
  George Putnam Fund of Boston Class IA-ODBO                                84,418           10.053218             848,669
  George Putnam Fund of Boston Class IB                                    122,173           10.202363           1,246,454
  Global Asset Allocation Fund Class IA .40%                                 1,069           21.829742              23,327
  Global Asset Allocation Fund Class IA                                 13,933,244           33.370480         464,959,032
  Global Asset Allocation Fund Class IA-ODBO                                 2,336           33.337419              77,880
  Global Asset Allocation Fund Class IB                                      4,021           11.214258              45,087
  Global Growth Fund Class IA .40%                                             512           33.289207              17,031
  Global Growth Fund Class IA                                           31,887,120           40.579891       1,293,975,835
  Global Growth Fund Class IA-ODBO                                          15,935           40.539605             646,000
  Global Growth Fund Class IB                                               32,199           16.902971             544,265
  Growth and Income Fund Class IA .40%                                         791           24.370301              19,274
  Growth and Income Fund Class IA                                      101,229,232           45.646494       4,620,759,515
  Growth and Income Fund Class IA-ODOB                                      99,258           45.601095           4,526,258
  Growth and Income Fund Class IB                                          400,331           10.439556           4,179,280
  Growth and Income Fund Class IA                                              407           10.310556               4,199
  Health Sciences Fund Class IA .40%                                         1,000           10.449857              10,450
  Health Sciences Fund Class IA                                          8,510,425           10.277002          87,461,658
  Health Sciences Fund Class IA-ODBO                                        50,987           10.266794             523,468
  Health Sciences Fund Class IB                                             63,347           10.202208             646,276
  High Yield Fund Class IA .40%                                              1,066           14.846686              15,823
  High Yield Fund Class IA                                              16,728,985           24.798772         414,858,275
  High Yield Fund Class IA-ODBO                                             20,559           24.774230             509,333
  High Yield Fund Class IB                                                  91,500            9.272015             848,388
  Income Fund Class IA .40%                                                  1,028           13.952886              14,345
  Income Fund Class IA                                                  26,917,779           20.574405         553,817,280
  Income Fund Class IA-ODBO                                                 26,984           20.553973             554,631
  Income Fund Class IB                                                      79,502            9.924506             789,017
  International Growth Fund Class IA .40%                                    1,000           21.809098              21,808
  International Growth Fund Class IA                                    10,901,259           21.164253         230,717,000
  International Growth Fund Class IA-ODBO                                   52,845           21.143290           1,117,311
  International Growth Fund Class IB                                        63,471           14.994851             951,734
  International Growth Fund Class IA                                           216           13.206795               2,856
  International Growth and Income Fund Class IA .40%                         1,146           16.361130              18,752
  International Growth and Income Fund Class IA                          9,694,669           15.876443         153,916,858
  International Growth and Income Fund Class IA-ODBO                         8,110           15.860687             128,632
  International Growth and Income Fund Class IB                             29,294           11.666065             341,743
  International New Opportunities Fund Class IA .40%                         1,193           23.153672              27,628
  International New Opportunities Fund Class IA                          6,012,727           22.467545         135,091,214
  International New Opportunities Fund Class IA-ODBO                         5,775           22.445387             129,619
  International New Opportunities Fund Class IB                              7,524           19.040832             143,255
  Investors Fund Class IA .40%                                               3,804           14.915850              56,745
  Investors Fund Class IA                                               26,922,571           14.669230         394,933,381
  Investors Fund Class IA-ODBO                                             214,502           14.654665           3,143,458
  Investors Fund Class IB                                                  167,620           13.879211           2,326,437
 ...................................................................................................................................



  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                          Units            Unit             Contract
                                                                           Owned by         Price            Liability
                                                                           Participants
 ...................................................................................................................................
  Money Market Fund Class IA .40%                                           10,938          $ 1.287855           $  14,086
  Money Market Fund Class IA                                           232,287,373            1.590607         369,477,921
  Money Market Fund Class IA-ODBO                                          334,888            1.589043             532,151
  Money Market Fund Class IB                                             1,183,260            1.046003           1,237,694
  New Opportunities Fund Class IA .40%                                         257           47.374444              12,179
  New Opportunities Fund Class IA                                       45,291,038           41.424321       1,876,150,508
  New Opportunities Fund Class IA-ODBO                                      59,167           41.383256           2,448,517
  New Opportunities Fund Class IB                                           68,810           17.612101           1,211,895
  New Value Fund Class IA .40%                                               1,000           12.379736              12,380
  New Value Fund Class IA                                                8,044,530           12.014336          96,649,683
  New Value Fund Class IA-ODBO                                              15,857           12.002423             190,326
  New Value Fund Class IB                                                   14,678           10.179473             149,417
  OTC & Emerging Fund Class IA .40%                                          1,000           22.668904              22,670
  OTC & Emerging Fund Class IA                                           3,870,965           22.292339          86,292,858
  OTC & Emerging Fund Class IA-ODBO                                         17,956           22.270202             399,884
  OTC & Emerging Fund Class IB                                              14,519           22.902047             332,506
  OTC & Emerging Fund Class IA                                                 174           16.351294               2,852
  Research Fund Class IA .40%                                                1,000           15.908774              15,909
  Research Fund Class IA                                                 3,376,481           15.711958          53,051,121
  Research Fund Class IA-ODBO                                               40,601           15.696369             637,284
  Research Fund Class IB                                                    12,666           15.673577             198,522
  Small Cap Value Fund Class IA .40%                                         1,000           10.319773              10,322
  Small Cap Value Fund Class IA                                            390,200           10.251449           4,000,113
  Small Cap Value Fund Class IA-ODBO                                        17,409           10.241295             178,295
  Small Cap Value Fund Class IB                                              1,767           10.234780              18,081
  Utilities Growth and Income Fund Class IA .40%                             1,024           22.017034              22,552
  Utilities Growth and Income Fund Class IA                             21,802,468           22.360175         487,506,991
  Utilities Growth and Income Fund Class IA-ODBO                            21,249           22.337937             474,669
  Utilities Growth and Income Fund Class IB                                 43,769           10.813043             473,276
  Vista Fund Class IA .40%                                                   1,000           22.242121              22,243
  Vista Fund Class IA                                                    9,972,245           21.587416         215,274,996
  Vista Fund Class IA-ODBO                                                  34,677           21.566047             747,856
  Vista Fund Class IB                                                       65,195           15.410501           1,004,690
  Voyager Fund Class IA .40%                                                 1,354           43.339709              58,675
  Voyager Fund Class IA                                                 46,130,288           86.478855       3,989,294,525
  Voyager Fund Class IA-ODBO                                                39,289           86.393030           3,394,291
  Voyager Fund Class IB                                                    151,081           16.722826           2,526,497
  Voyager Fund Class IA                                                        310           13.922138               4,309
 ...................................................................................................................................
Sub-total:                                                                                                  16,105,298,564
 ...................................................................................................................................
Annuity contracts in the annuity period:
  Asia Pacific Growth Fund Class IA                                          5,155           17.505073              90,242
  Diversified Income Fund Class IA                                          60,553           12.532208             758,858
  George Putnam Fund of Boston Class IA                                     20,013           10.063218             201,400
  Global Asset Allocation Class IA                                          44,444           33.370480           1,483,115
  Global Growth Fund Class IA                                              126,141           40.579891           5,118,781
  Growth and Income Fund Class IA                                          211,707           45.646494           9,663,670
  Health Sciences Fund Class IA                                              3,565           10.277002              36,638
  High Yield Fund Class IA                                                  41,402           24.798772           1,026,718
  High Yield Fund Class IA .40%                                              3,122           14.846686              46,352
  Income Fund Class IA                                                      51,971           20.574405           1,069,279
  International Growth Fund Class IA                                         4,648           21.164253              98,370
  International Growth and Income Fund Class IA                              8,148           15.876443             129,368
  International New Opportunities Fund Class IA                              1,563           22.467545              35,121
  Investors Fund Class IA                                                   30,497           14.669230             447,368
  Money Market Fund Class IA                                               217,828            1.590607             346,479
 ...................................................................................................................................



  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                                          Units            Unit             Contract
                                                                           Owned by         Price            Liability
                                                                           Participants
 ...................................................................................................................................
  New Opportunities Fund Class IA                                           49,366          $41.424321         $ 2,044,943
  New Value Fund Class IA                                                    4,517           12.014336              54,265
  OTC & Emerging Fund Class IA                                                 528           22.292339              11,779
  Research Fund Class IA                                                     4,528           15.711958              71,143
  Small Cap Value Fund Class IA                                                952           10.251449               9,755
  Utilities Growth and Income Fund Class IA                                 39,030           22.360175             872,713
  Vista Fund Class IA                                                        6,177           21.587416             133,351
  Voyager Fund Class IA                                                    148,641           86.478855          12,854,343
 ...................................................................................................................................
Sub-total:                                                                                                      36,604,051
 ...................................................................................................................................
GRAND TOTAL:                                                                                               $16,141,902,615
 ...................................................................................................................................



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended              Asia Pacific  Diversified   The             Global Asset  Global         Growth          Health
December 31, 1999               Growth        Income        George Putnam   Allocation    Growth         and Income      Sciences
                                Sub-Account   Sub-Account   Fund of Boston  Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                                            Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                      $        --   $23,626,889    $ 2,911,345    $ 9,444,495   $ 3,499,778   $ 69,357,112     $ 75,247
 ....................................................................................................................................
 Capital gains income                    --            --        157,875     26,498,777    72,877,988    346,107,793           --
 ....................................................................................................................................
EXPENSES:
 ....................................................................................................................................
 Mortality and expense
  undertakings                     (628,833)   (4,127,990)    (1,173,383)    (5,848,218)  (11,393,152)   (62,808,069)    (930,918)
 ....................................................................................................................................
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 ....................................................................................................................................
 Net realized gain (loss)
  on security transactions          891,177       (76,212)        (1,244)     5,291,986     6,909,240      7,365,383      (34,395)
 ....................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period              43,051,248   (17,944,566)    (5,601,619)    10,561,151   434,809,996   (337,925,763)  (1,788,031)
 ....................................................................................................................................
 Net gain (loss) on investments  43,942,425   (18,020,778)    (5,602,863)    15,853,137   441,719,236   (330,560,380)  (1,822,426)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS                $43,313,592    $1,478,121    $(3,707,026)   $45,948,191  $506,703,850    $22,096,456  $(2,678,097)
------------------------------------------------------------------------------------------------------------------------------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield    Income           International  International  International Investors   Money
December 31, 1999              Sub-Account   Sub-Account*     Growth         Growth         New           Sub-Account Market
                                                              Sub-Account    and Income     Opportunities             Sub-Account
                                                                             Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $ 46,767,296  $ 33,319,992     $       --     $       --     $   21,843    $       --  $ 16,466,546
 ....................................................................................................................................
 Capital gains income                    --     9,940,795             --             --             --            --            --
 ....................................................................................................................................
EXPENSES:
 ....................................................................................................................................
 Mortality and expense
  undertakings                   (5,416,335)   (7,550,694)    (1,856,105)    (1,700,861)      (852,066)   (2,995,013)   (4,324,643)
 ....................................................................................................................................
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 ....................................................................................................................................
 Net realized gain (loss)
  on security transactions        1,313,201    (2,534,111)       786,589        570,488      1,080,356       (70,042)           --
 ....................................................................................................................................
 Net unrealized (depreciation)
  appreciation of investments
  during the period             (23,020,713)  (53,644,056)    81,520,703     29,466,810     60,460,890    78,575,496            --
 ....................................................................................................................................
 Net (loss) gain on investments (21,707,512)  (56,178,167)    82,307,292     30,037,298     61,541,246    78,505,454            --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS                $19,643,449  $(20,468,074)   $80,451,187    $28,336,437    $60,711,023   $75,510,441   $12,141,903
------------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------
For the Year Ended               New            New            OTC &            Research      Small Cap
December 31, 1999                Opportunities  Value          Emerging Growth  Sub-Account   Value
                                 Sub-Account    Sub-Account    Sub-Account                    Sub-Account*

------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $         --   $     7,922    $        --      $   97,328    $    --
 ............................................................................................................
 Capital gains income              15,621,407     1,672,046        204,778       1,365,786     12,381
 ............................................................................................................
EXPENSES:
 ............................................................................................................
 Mortality and expense
  undertakings                    (15,636,748)   (1,312,104)      (313,367)       (356,658)   (14,930)
 ............................................................................................................
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 ............................................................................................................
 Net realized gain (loss)
  on security transactions          1,081,401      (427,151)      (124,951)        (10,117)    10,162
 ............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period               744,657,276    (1,751,719)    33,281,084       6,912,142     74,457
 ............................................................................................................
 Net gain (loss) on investments   745,738,677    (2,178,870)    33,156,133       6,902,025     84,619
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS                 $745,723,336   $(1,811,006)   $33,047,544      $8,008,481    $82,070
------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------
For the Year Ended               Utilities     Vista         Voyager
December 31, 1999                Growth        Sub-Account   Sub-Account
                                 and Income
                                 Sub-Account
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $14,717,998   $        --   $    2,930,945
 ............................................................................
 Capital gains income             15,456,883    15,581,485      235,046,993
 ............................................................................
EXPENSES:
 ............................................................................
 Mortality and expense
  undertakings                    (6,510,139)   (1,862,739)     (36,461,014)
 ............................................................................
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 ............................................................................
 Net realized gain (loss)
  on security transactions         2,452,590      (162,238)       7,702,028
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period              (35,904,011)   56,896,912    1,237,247,016
 ............................................................................
 Net gain (loss) on investments  (33,451,421)   56,734,674    1,244,949,044
----------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS                 $(9,786,679)  $70,453,420   $1,446,465,968
----------------------------------------------------------------------------

*From inception, April 30, 1999, to December 31, 1999.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
For the Year Ended                Asia Pacific  Diversified   The             Global Asset   Global
December 31, 1999                 Growth        Income        George Putnam   Allocation     Growth
                                  Sub-Account   Sub-Account   Fund of Boston  Sub-Account    Sub-Account
                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $ (628,833)  $ 19,498,899   $  1,737,962   $  3,596,277   $   (7,893,374)
 ..............................................................................................................
 Capital gains income                      --             --        157,875     26,498,777       72,877,988
 ..............................................................................................................
 Net realized gain (loss)
  on security transactions            891,177        (76,212)        (1,244)     5,291,986        6,909,240
 ..............................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                43,051,248    (17,944,566)    (5,601,619)    10,561,151      434,809,996
 ..............................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                  43,313,592      1,478,121     (3,707,026)    45,948,191      506,703,850
 ..............................................................................................................
UNIT TRANSACTIONS:
 Purchases                          2,974,901     15,934,296     31,084,432      7,369,483       20,919,499
 ..............................................................................................................
 Net transfers                     23,863,311     (9,628,445)    57,181,501    (28,647,605)       1,371,787
 ..............................................................................................................
 Surrenders for benefit
  payments and fees                (5,791,583)   (31,771,692)    (6,304,255)   (49,480,082)     (85,433,451)
 ..............................................................................................................
 Net annuity transactions              20,904        411,334        201,617        (75,632)         300,982
 ..............................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions           21,067,533    (25,054,507)    82,163,295    (70,833,836)     (62,841,183)
 ..............................................................................................................
 Total increase (decrease)
  in net assets                    64,381,125    (23,576,386)    78,456,269    (24,885,645)     443,862,667
 ..............................................................................................................
NET ASSETS
 Beginning of period               30,955,589    342,285,247     46,900,118    491,474,086      856,439,245
--------------------------------------------------------------------------------------------------------------
 END OF PERIOD                    $95,336,714   $318,708,861   $125,356,387   $466,588,441   $1,300,301,912
--------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------
For the Year Ended               Growth           Health
December 31, 1999                and Income       Sciences
                                 Sub-Account      Sub-Account

-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $    6,549,043   $  (855,671)
 .......................................................................
 Capital gains income               346,107,793            --
 .......................................................................
 Net realized gain (loss)
  on security transactions            7,365,383       (34,395)
 .......................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                (337,925,763)   (1,788,031)
 .......................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                    22,096,456    (2,678,097)
 .......................................................................
UNIT TRANSACTIONS:
 Purchases                          187,215,499    17,979,538
 .......................................................................
 Net transfers                      (33,647,755)   24,541,427
 .......................................................................
 Surrenders for benefit
  payments and fees                (488,015,638)   (5,088,956)
 .......................................................................
 Net annuity transactions             1,542,633        36,880
 .......................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (332,905,261)   37,468,889
 .......................................................................
 Total increase (decrease)
  in net assets                    (310,808,805)   34,790,792
 .......................................................................
NET ASSETS
 Beginning of period              4,949,961,001    53,887,698
-----------------------------------------------------------------------
 END OF PERIOD                   $4,639,152,196   $88,678,490
-----------------------------------------------------------------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield    Income        International  International  International  Investors      Money
December 31, 1999              Sub-Account   Sub-Account*  Growth         Growth         New            Sub-Account    Market
                                                           Sub-Account    and Income     Opportunities                 Sub-Account
                                                                          Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)  $ 41,350,961  $ 25,769,298  $ (1,856,105)  $ (1,700,861)  $   (830,223)  $ (2,995,013)  $ 12,141,903
 ....................................................................................................................................
 Capital gains income                    --     9,940,795            --             --             --             --             --
 ....................................................................................................................................
 Net realized gain (loss)
  on security transactions        1,313,201    (2,534,111)      786,589        570,488      1,080,356        (70,042)            --
 ....................................................................................................................................
 Net unrealized (depreciation)
  appreciation of investments
  during the period             (23,020,713)  (53,644,056)   81,520,703     29,466,810     60,460,890     78,575,496             --
 ....................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                19,643,449   (20,468,074)   80,451,187     28,336,437     60,711,023     75,510,441     12,141,903
 ....................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                       19,819,924    24,529,600    15,580,769      6,968,268      4,808,715     77,927,459     23,294,761
 ....................................................................................................................................
 Net transfers                  (19,840,808)    7,871,716    30,386,324      5,795,395     21,019,812    155,343,961    179,644,287
 ....................................................................................................................................
 Surrenders for benefit
  payments and fees             (46,692,842)  (80,008,209)   (9,628,544)    (8,823,357)    (4,931,035)   (15,112,133)  (143,671,392)
 ....................................................................................................................................
 Net annuity transactions           228,555       331,235        69,762         50,241         10,598        362,552        179,939
 ....................................................................................................................................
 Net (decrease) increase
  in net assets resulting
  from unit transactions        (46,485,171)  (47,275,658)   36,408,311      3,990,547     20,908,090    218,521,839     59,447,595
 ....................................................................................................................................
 Total (decrease) increase
  in net assets                 (26,841,722)  (67,743,732)  116,859,498     32,326,984     81,619,113    294,032,280     71,589,498
 ....................................................................................................................................
NET ASSETS
 Beginning of period            444,146,611   623,988,284   116,049,581    122,208,369     53,807,724    106,875,109    300,018,833
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                 $417,304,889  $556,244,552  $232,909,079   $154,535,353   $135,426,837   $400,907,389   $371,608,331
------------------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
For the Year Ended              New              New            OTC              Research       Small Cap     Utilities
December 31, 1999               Opportunities    Value          Emerging Growth  Sub-Account    Value         Growth
                                Sub-Account      Sub-Account    Sub-Account                     Sub-Account*  and Income
                                                                                                              Sub-Account
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment (loss) income   $  (15,636,748)  $(1,304,182)   $  (313,367)     $  (259,330)   $  (14,930)   $  8,207,859
 ...........................................................................................................................
 Capital gains income               15,621,407     1,672,046        204,778        1,365,786        12,381      15,456,883
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions           1,081,401      (427,151)      (124,951)         (10,117)       10,162       2,452,590
 ...........................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                744,657,276    (1,751,719)    33,281,084        6,912,142        74,457     (35,904,011)
 ...........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                  745,723,336    (1,811,006)    33,047,544        8,008,481        82,070      (9,786,679)
 ...........................................................................................................................
UNIT TRANSACTIONS:
 Purchases                          51,413,555     5,087,729      6,098,372       11,158,470       560,138      17,779,467
 ...........................................................................................................................
 Net transfers                      73,716,538     3,125,383     41,064,377       29,750,450     3,619,946      (2,837,237)
 ...........................................................................................................................
 Surrenders for benefit
  payments and fees                (89,737,588)   (8,556,969)    (2,414,529)      (1,565,171)      (54,840)    (53,077,246)
 ...........................................................................................................................
 Net annuity transactions              433,229         5,177          5,871           60,964         9,252         260,666
 ...........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions            35,825,734      (338,680)    44,754,091       39,404,713     4,134,496     (37,874,350)
 ...........................................................................................................................
 Total increase (decrease)
  in net assets                    781,549,070    (2,149,686)    77,801,635       47,413,194     4,216,566     (47,661,029)
 ...........................................................................................................................
NET ASSETS
 Beginning of period             1,100,318,972    99,205,757      9,260,914        6,560,785           --      537,011,230
---------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                  $1,881,868,042   $97,056,071    $87,062,549      $53,973,979    $4,216,566    $489,350,201
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------
For the Year Ended              Vista           Voyager
December 31, 1999               Sub-Account     Sub-Account


---------------------------------------------------------------
OPERATIONS:
 Net investment (loss) income   $ (1,862,739)   $  (33,530,069)
 ...............................................................
 Capital gains income             15,581,485       235,046,993
 ...............................................................
 Net realized gain (loss)
  on security transactions          (162,238)        7,702,028
 ...............................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period               56,896,912     1,237,247,016
 ...............................................................
 Net increase (decrease)
  in net assets resulting
  from operations                 70,453,420     1,446,465,968
 ...............................................................
UNIT TRANSACTIONS:
 Purchases                        11,914,063       108,304,361
 ...............................................................
 Net transfers                    22,752,589        98,252,897
 ...............................................................
 Surrenders for benefit
  payments and fees              (11,199,981)     (260,408,744)
 ...............................................................
 Net annuity transactions             (6,646)          (58,447)
 ...............................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions          23,460,025       (53,909,933)
 ...............................................................
 Total increase (decrease)
  in net assets                   93,913,445     1,392,556,035
 ...............................................................
NET ASSETS
 Beginning of period             123,269,691     2,615,576,605
---------------------------------------------------------------
 END OF PERIOD                  $217,183,136    $4,008,132,640
---------------------------------------------------------------

*From inception, April 30, 1999 to December 31, 1999.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended            Asia Pacific  Diversified   The             Global Asset  Global        Growth           Health
December 31, 1998             Growth        Income        George Putnam   Allocation    Growth        and Income       Sciences
                              Sub-Account   Sub-Account   Fund of Boston  Sub-Account   Sub-Account   Sub-Account      Sub-Account*
                                                          Sub-Account*
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)  $ 1,111,805  $ 9,139,229   $   185,822     $ 4,048,734   $  9,062,231  $   12,048,276   $  (188,098)
 ....................................................................................................................................
 Capital gains income                   --    5,862,590           --       47,058,496     99,975,864     503,102,245            --
 ....................................................................................................................................
 Net realized (loss) gain
  on security transactions      (1,764,199)     (32,192)        2,058        (842,305)        86,719     (13,044,218)        7,391
 ....................................................................................................................................
 Net unrealized (depreciation)
  appreciation of investments
  during the period             (1,930,185) (24,771,299)    1,968,230       4,041,060     81,122,328      87,730,466     5,222,198
 ....................................................................................................................................
 Net (decrease) increase
  in net assets resulting
  from operations               (2,582,579)  (9,801,672)    2,156,110      54,305,985    190,247,142     589,836,769     5,041,491
 ....................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                       1,897,548   35,579,052    17,802,735      17,160,875     26,176,679     328,888,237    14,760,637
 ....................................................................................................................................
 Net transfers                  (4,187,927)  28,378,148    27,784,759     (24,301,956)   (24,478,828)     42,388,882    34,890,394
 ....................................................................................................................................
 Surrenders for benefit
  payments and fees             (1,899,643) (26,103,606)     (843,486)    (42,326,606)   (57,450,776)   (348,342,759)     (804,824)
 ....................................................................................................................................
 Net annuity transactions           21,039      115,109            --        (220,472)      (239,956)        274,015            --
 ....................................................................................................................................
 Net (decrease) increase
  in net assets resulting
  from unit transactions        (4,168,983)  37,968,703    44,744,008     (49,688,159)   (55,992,881)     23,208,375    48,846,207
 ....................................................................................................................................
 Total (decrease) increase
  in net assets                 (6,751,562)  28,167,031    46,900,118       4,617,826    134,254,261     613,045,144    53,887,698
 ....................................................................................................................................
NET ASSETS
 Beginning of period            37,707,151  314,118,216            --     486,856,260    722,184,984   4,336,915,857            --
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                 $30,955,589 $342,285,247   $46,900,118    $491,474,086   $856,439,245  $4,949,961,001   $53,887,698
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             High Yield    Income         International  International  International  Investors     Money
December 31, 1998              Sub-Account   Sub-Account*** Growth         Growth         New            Sub-Account*  Market
                                                            Sub-Account    and Income     Opportunities                Sub-Account
                                                                           Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)  $ 30,248,306  $ 20,557,057   $   (839,619)  $    (19,033)  $  (569,345)   $   (273,311) $  9,329,349
 ....................................................................................................................................
 Capital gains income             5,776,463       739,634             --      3,952,074            --              --            --
 ....................................................................................................................................
 Net realized (loss) gain
  on security transactions       (1,068,781)      297,895        325,406        226,178        69,499          26,606            --
 ....................................................................................................................................
 Net unrealized (depreciation)
  appreciation of investments
  during the period             (68,167,310)   14,444,406     11,216,654      3,897,830     6,461,818      13,225,708            --
 ....................................................................................................................................
 Net (decrease) increase
  in net assets resulting
  from operations               (33,211,322)   36,038,992     10,702,441      8,057,049     5,961,972      12,979,003     9,329,349
 ....................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                       51,499,798    33,368,472     21,335,522     18,854,378     4,709,200      28,303,782    27,561,765
 ....................................................................................................................................
 Net transfers                   12,289,356    90,450,321     33,636,206     15,236,673     6,135,412      66,945,761   157,861,043
 ....................................................................................................................................
 Surrenders for benefit
  payments and fees             (39,936,318)  (64,755,540)    (4,476,094)    (6,213,054)   (2,667,147)     (1,361,265)  (97,002,613)
 ....................................................................................................................................
 Net annuity transactions            36,497       (36,669)         3,222          6,980         3,206           7,828       (18,974)
 ....................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions         23,889,333    59,026,584     50,498,856     27,884,977     8,180,671      93,896,106    88,401,221
 ....................................................................................................................................
 Total (decrease) increase
  in net assets                  (9,321,989)   95,065,576     61,201,297     35,942,026    14,142,643     106,875,109    97,730,570
 ....................................................................................................................................
NET ASSETS
 Beginning of period            453,468,600   528,922,708     54,848,284     86,266,343    39,665,081             --    202,288,263
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                 $444,146,611  $623,988,284   $116,049,581   $122,208,369   $53,807,724    $106,875,109  $300,018,833
------------------------------------------------------------------------------------------------------------------------------------

  *From inception, April 30, 1998, to December 31, 1998.
***Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.



 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             New            New           OTC & Emerging Research      Utilities     Vista         Voyager
December 31, 1998              Opportunities  Value         Growth         Sub-Account** Growth        Sub-Account   Sub-Account
                               Sub-Account    Sub-Account   Sub-Account*                 and Income
                                                                                         Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment (loss) income  $  (13,261,139) $   496,818  $  (35,238)    $     (907)   $  6,874,349  $ (1,312,949) $  (26,816,253)
 ....................................................................................................................................
 Capital gains income              13,104,760    1,734,664          --            444      23,325,262            --     134,435,124
 ....................................................................................................................................
 Net realized (loss) gain
  on security transactions         (4,633,710)    (166,487)    (29,039)         2,141        (255,617)     (369,767)    (11,140,387)
 ....................................................................................................................................
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                          200,446,907    2,140,264   1,094,473        503,979      31,863,022    17,028,097     377,719,434
 ....................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                 195,656,818    4,205,259   1,030,196        505,657      61,807,016    15,345,381     474,197,918
 ....................................................................................................................................
UNIT TRANSACTIONS:
 Purchases                         72,077,164   15,989,831   2,889,609        505,479      34,808,733    22,600,733     137,173,587
 ....................................................................................................................................
 Net transfers                     23,187,515    9,386,671   5,444,882      5,638,915      28,255,011    21,059,612      20,389,207
 ....................................................................................................................................
 Surrenders for benefit
  payments and fees               (51,328,474)  (5,428,168)   (103,773)       (89,266)    (35,590,822)   (4,630,951)   (160,084,953)
 ....................................................................................................................................
 Net annuity transactions             173,750       21,783          --             --          28,596       (11,796)       (103,887)
 ....................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions           44,109,955   19,970,117   8,230,718      6,055,128      27,501,518    39,017,598      (2,626,046)
 ....................................................................................................................................
 Total increase (decrease)
  in net assets                   239,766,773   24,175,376   9,260,914      6,560,785      89,308,534    54,362,979     471,571,872
 ....................................................................................................................................
NET ASSETS
 Beginning of period              860,552,199   75,030,381          --             --     447,702,696    68,906,712   2,144,004,733
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                 $1,100,318,972  $99,205,757  $9,260,914     $6,560,785    $537,011,230  $123,269,691  $2,615,576,605
------------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.   ORGANIZATION:
Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds (the Funds) as directed by the contractowners.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) SECURITY CLASS -- Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IA .40% are for Company employees only.

Class IB shares are offered at net asset value and pay an ongoing distribution fee.

E) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) DEDUCTION OF OTHER FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contractowners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

           (a) All financial statements are included in Part A and Part B of the Registration Statement.

           (b)    (1)    Resolution of the Board of Directors of Hartford
                         Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

                  (2)    Not applicable.

                  (3)    (a)  Principal Underwriter Agreement.(2)

                  (3)    (b)  Form of Dealer Agreement.(2)

                  (4) Form of the Individual Flexible Premium Variable Annuity Contract.(1)

                  (5)    Form of Application.(1)

                  (6)    (a)  Articles of Incorporation of Hartford.(3)

                  (6)    (b)  Bylaws of Hartford.(1)

                  (7)    Form of Reinsurance.(5)

                  (8)    Form of Participation Agreement.(4)

                  (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

                  (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

                  (11)   No financial statements are omitted.

                  (12)   Not applicable.

                  (13)   Not applicable.

                  (14)   Not applicable.

                  (15)   Copy of Power of Attorney.

                  (16)   Organizational Chart.

-----------------
(1) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 16, to the Registration Statement File No. 33-73566, filed on April 17, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 17, to the Registration Statement File No. 33-73566, filed on April 15, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 18, to the Registration Statement File No. 33-73566, filed on April 12, 1999.

Item 25. Directors and Officers of the Depositor


-------------------------------------------- -------------------------------------------------------------------------

NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Donald A. Salama                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of January 31, 2000, there were 245,101 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

       (a) HSD acts as principal underwriter for the following investment companies:

       Hartford Life Insurance Company - Separate Account One
       Hartford Life Insurance Company - Separate Account Two
       Hartford Life Insurance Company - Separate Account Two
        (DC Variable Account I)
       Hartford Life Insurance Company - Separate Account Two
        (DC Variable Account II)
       Hartford Life Insurance Company - Separate Account Two
        (QP Variable Account)
       Hartford Life Insurance Company - Separate Account Two
        (Variable Account "A")
       Hartford Life Insurance Company - Separate Account Two
        (NQ Variable Account)
       Hartford Life Insurance Company - Putnam Capital Manager Trust
        Separate Account
       Hartford Life Insurance Company - Separate Account Three
       Hartford Life Insurance Company - Separate Account Five Hartford Life
        Insurance Company -Separate Account Seven
       Hartford Life and Annuity Insurance Company - Separate
        Account One
       Hartford Life and Annuity Insurance Company - Putnam Capital Manager
        Trust Separate Account Two
       Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
       Hart Life Insurance Company - Separate Account Two
       American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
       Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

           Name and Principal                Positions and Offices
            Business Address                   With Underwriter
           -----------------                 ---------------------
            David A. Carlson                 Vice President
            Peter W. Cummins                 Senior Vice President
            David T. Foy                     Treasurer
            Lynda Godkin                     Senior Vice President, General
                                               Counsel and Corporate Secretary
            George R. Jay                    Controller
            Robert A. Kerzner                Executive Vice President
            Thomas M. Marra                  Executive Vice President,
                                               Director
            Paul E. Olson                    Supervising Registered Principal
            Lowndes A. Smith                 President and Chief Executive
                                                 Officer, Director

           Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.   Location of Accounts and Records

           All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.   Management Services

           All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 13th day of April, 2000.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                      (Registrant)

*By: Thomas M. Marra
     -------------------------------------------
     Thomas M. Marra, President

HARTFORD LIFE INSURANCE COMPANY             *By: /s/ Thomas S. Clark
        (Depositor)                              --------------------
                                                 Thomas S. Clark
                                                 Attorney-in-Fact
*By: Thomas M. Marra
     -----------------------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*                *By: /s/ Thomas S. Clark
Lowndes A. Smith, Chief Executive Officer,                --------------------
     Director *                                           Thomas S. Clark
Raymond P. Welnicki, Senior Vice President,               Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,            Date:  April 13, 2000
     Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.

(16) Organizational Chart.